CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL RISK MANAGEMENT	CAPITAL RISK MANAGEMENT
Our objectives in managing capital are to ensure we have sufficient available liquidity to meet all of our commitments and to execute our business plan. We define capital that we manage as shareholders' equity, indebtedness (including the current portion of our long-term debt, long-term debt, short-term borrowings, the current portion of our lease liabilities, and lease liabilities), cash and cash equivalents, and derivative instruments.

We manage our capital structure, commitments, and maturities and make adjustments based on general economic conditions, financial markets, operating risks, our investment priorities, and working capital requirements. To maintain or adjust our capital structure, we may, with approval from the Board as necessary, issue or repay debt and/or short-term borrowings, issue or repurchase shares, pay dividends, or undertake other activities as deemed appropriate under the circumstances. The Board reviews and approves the annual capital and operating budgets, as well as any material transactions that are not part of the ordinary course of business, including proposals for acquisitions or other major financing transactions, investments, or divestitures.

The wholly owned subsidiary through which our credit card programs are operated is regulated by the Office of the Superintendent of Financial Institutions, which requires that a minimum level of regulatory capital be maintained. Rogers' subsidiary was in compliance with that requirement as at December 31, 2021 and 2020. The capital requirements are not material to the Company as at December 31, 2021 or December 31, 2020.

With the exception of our credit card programs and the subsidiary through which they are operated, we are not subject to externally imposed capital requirements.

KEY METRICS AND RATIOS
We monitor adjusted net debt, debt leverage ratio, free cash flow, and available liquidity to manage our capital structure and related risks. These are not standardized financial measures under IFRS and might not be comparable to similar capital management measures disclosed by other companies. A summary of our key metrics and ratios follows, along with a reconciliation between each of these measures and the items presented in the consolidated financial statements.

Adjusted net debt and debt leverage ratio
We monitor adjusted net debt and debt leverage ratio as part of the management of liquidity to sustain future development of our business, conduct valuation-related analyses, and make decisions about capital. In so doing, we typically aim to have an adjusted net debt and debt leverage ratio that allow us to maintain investment-grade credit ratings, which allows us strong access to capital markets. Our debt leverage ratio can increase due to strategic, long-term investments (for example, to obtain new spectrum licences or to consummate an acquisition) and we work to lower the ratio over time. As at December 31, 2021 and 2020, we met our objectives for these metrics.

On March 15, 2021, we announced an agreement with Shaw Communications Inc. (Shaw) to acquire all of Shaw's issued and outstanding Class A Participating Shares and Class B Non-Voting Participating Shares (collectively, Shaw Shares) for a price of $40.50 per share (Transaction). The Transaction is valued at approximately $26 billion, including the assumption of approximately $6 billion of Shaw debt. See note 30 for more information about the Transaction.

We expect to raise up to $19 billion in new debt to finance the Transaction. To address this risk and requirement, we entered into a binding commitment letter for a committed credit facility with a syndicate of banks in an amount up to $19 billion (see note 19) in March 2021 and a $6 billion term loan facility (Shaw term loan facility, see note 21) in April 2021, as a result of which, the maximum amount we can draw on this committed credit facility decreased to $13 billion. We anticipate adjusted net debt will increase correspondingly with any debt issued or drawn and our debt leverage ratio will increase significantly in the short- to medium-term.

		As at December 31	As at December 31
(In millions of dollars)	Note	2021	2020

Current portion of long-term debt	21	1,551	1,450
Long-term debt	21	17,137	16,751
Deferred transaction costs and discounts	21	185	172
		18,873	18,373
Add (deduct):
Subordinated notes adjustment [1]		(1,000)	—
Net debt derivative assets [2]		(1,260)	(1,086)
Credit risk adjustment related to net debt derivative assets [3]		(18)	(15)
Short-term borrowings	19	2,200	1,221
Current portion of lease liabilities	8	336	278
Lease liabilities	8	1,621	1,557
Cash and cash equivalents		(715)	(2,484)

Adjusted net debt		20,037	17,844

		As at December 31	As at December 31
(In millions of dollars, except ratios)	Note	2021	2020

Adjusted net debt		20,037	17,844
Divided by: trailing 12-month adjusted EBITDA	4	5,887	5,857

Debt leverage ratio		3.4	3.0
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and this approach is commonly used to evaluate debt leverage by rating agencies.
[2] Net debt derivative assets consists of the net fair value of our debt derivatives on issued debt accounted for as hedges.
[3] For accounting purposes in accordance with IFRS, we recognize the fair values of our debt derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. For purposes of calculating adjusted net debt, we believe including debt derivatives valued without adjustment for credit risk is commonly used to evaluate debt leverage and for market valuation and transactional purposes.

Free cash flow
We use free cash flow to understand how much cash we generate that is available to repay debt or reinvest in our business, which is an important indicator of our financial strength and performance.

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Adjusted EBITDA	4	5,887	5,857
Deduct (add):
Capital expenditures [1]	7	2,788	2,312
Interest on borrowings, net of capitalized interest	11	728	761
Cash income taxes [2]		700	418

Free cash flow		1,671	2,366
[1] Includes additions to property, plant and equipment net of proceeds on disposition, but does not include expenditures for spectrum licences or additions to right-of-use assets.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Cash provided by operating activities		4,161	4,321
Add (deduct):
Capital expenditures	7	(2,788)	(2,312)
Interest on borrowings, net of capitalized interest	11	(728)	(761)
Interest paid		802	808
Restructuring, acquisition and other	10	324	185
Program rights amortization	9	(68)	(77)
Change in net operating assets and liabilities	29	(37)	333
Other adjustments [1]	12, 23	5	(131)

Free cash flow		1,671	2,366
[1] Other adjustments consists of post-employment benefit contributions, net of expense, cash flows relating to other operating activities, and other expense from our financial statements.

Available liquidity
Available liquidity fluctuates based on business circumstances. We continually manage, and aim to have sufficient, available liquidity at all times to help protect our ability to meet all of our commitments (operationally and for maturing debt obligations), to execute our business plan (including to acquire spectrum licences or consummate acquisitions), to mitigate the risk of economic downturns, and for other unforeseen circumstances. As at December 31, 2021 and 2020, we had sufficient liquidity available to us to meet this objective.
Below is a summary of our total available liquidity from our cash and cash equivalents, bank credit facilities, letters of credit facilities, and short-term borrowings, including our receivables securitization program and our US dollar-denominated commercial paper (US CP) program.

As at December 31, 2021		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		715	—	—	—	715
Bank credit facilities [2]:
Revolving	21	4,000	—	8	894	3,098
Non-revolving	19	507	507	—	—	—
Outstanding letters of credit	21	72	—	72	—	—
Receivables securitization [2]	19	1,200	800	—	—	400

Total		6,494	1,307	80	894	4,213
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.

As at December 31, 2020		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		2,484	—	—	—	2,484
Bank credit facilities [2]:
Revolving	21	3,200	—	8	573	2,619
Outstanding letters of credit	21	101	—	101	—	—
Receivables securitization [2]	19	1,200	650	—	—	550

Total		6,985	650	109	573	5,653
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.

Subsequent to the final payment for the 3500 MHz spectrum licence acquisition in December 2021 (see note 9), we cancelled $360 million of letters of credit and US$1.2 billion of non-revolving credit facilities, which reduced total liquidity sources to $6.5 billion as at December 31, 2021.